UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
 "                            Washington, D.C. 20549"

                                    FORM 13F

                               FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2010"

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company (U.S.A.)

"Address: P.O. Box 111, John Hancock Place"

"Boston, MA 02117"

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit is, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form." Person signing this report on behalf of reporting manager:

Name: Tina M. Marks

Title: Reconciliation Manager

Phone: 617-572-1662

"Signature, Place, and Date of Signing:"

"/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117    February 08 2011"
Signature               Place                               Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
"      28-03222                   Manulife Asset Management (US) LLC"


                              FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:      2

Form 13F information table entry total: 6

"Form 13F information table value total: 57,438,169"

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation
2 028-04428 The Manufacturers Life Insurance Company

John Hancock Life Insurance Company, USA
December 31, 2010

      Item 1         Item 2  Item 3            Item 4      Item 5             Item 6              Item 7             Item 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Fair   Principal
                                               Market     or # of     Investment Discretion       Manager   Voting Authority-Shares
 Name of Issuer      Class   Cusip              Value      Shares  Sole   Shared/Aff  Shared/Oth           Sole       Shared   None
AMR Corp            common   001765 10 6      463,525      59,579              X                     1        59,579
CIT Group Inc       common   125581 80 1    7,365,219     156,507              X                     1       156,507
Delta Airlines Inc  common   247361 70 2   16,517,287   1,311,937              X                     1     1,311,937
Portland General
  Electric Co       common   736508 84 7    4,253,966     195,945              X                     1       195,945
Seneca Foods Corp   common   817070 50 1   23,376,389     866,434              X                     1       866,434
United Continental
  Holdings          common   910047 10 9    5,461,783     229,294              X                     1       229,294

TOTALS                                     57,438,169   2,819,696                                          2,819,696